Commitments and Contingencies - Schedule of Future Payments for Employment Agreements (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Future Payments for Employment Agreements [Line Items]
Total minimum payment required	$ 2,543,333	$ 1,555,000
2025 [Member]
Schedule of Future Payments for Employment Agreements [Line Items]
Total minimum payment required		825,000
2026 [Member]
Schedule of Future Payments for Employment Agreements [Line Items]
Total minimum payment required	1,330,000	365,000
2027 [Member]
Schedule of Future Payments for Employment Agreements [Line Items]
Total minimum payment required	$ 1,213,333	$ 365,000